Cover	Mar. 26, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) amends and restates the Current Report on Form 8-K (the “Original Form 8-K”) filed by Ault Alliance, Inc., a Delaware corporation (the “Company”) with the Securities and Exchange Commission on November 7, 2023. This Amendment No. 1 is filed solely for the purpose of disclosing an Amendment dated March 25, 2024 (the “Amendment”) to (i) the Securities Purchase Agreement dated November 6, 2023 (the “Agreement” and as amended, the “Amended Agreement”), entered into by and between the Company and Ault & Company, Inc., a Delaware corporation (the “Purchaser”), (ii) the Certificate of Designation of Preferences, Rights and Limitations of the Series C Convertible Preferred Stock (the “COD”) and (iii) the number of warrants (the “Series C Warrants”), to provide for (A) an increase in the Financing (as defined below) from $50,000,000.00 to $75,000,000.00 and (B) an extension of the date to closing the final tranche of the Financing. Other than the foregoing, this Amendment No. 1 speaks as of the original date of the Original Form 8-K and does not reflect events that may have occurred subsequent to the date of the Original Form 8-K, except for (i) the reverse stock split of the Company’s common stock, par value $0.001 per share (the “Common Stock”), which was effective as of January as of January 16, 2024, (ii) closings of the Financing that occurred since the Execution Date (as defined below), (iii) adjustment to the Conversion Price (as defined below) upon an issuance of Common Stock at a price per share lower than the Conversion Price then in effect and (iv) removal of Item 7.01 and the referenced press release of the Original Form 8-K.
Document Period End Date	Mar. 26, 2024
Entity File Number	001-12711
Entity Registrant Name	AULT ALLIANCE, INC.
Entity Central Index Key	0000896493
Entity Tax Identification Number	94-1721931
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11411 Southern Highlands Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89141
City Area Code	(949)
Local Phone Number	444-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AULT
Security Exchange Name	NYSEAMER
13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	13.00% Series D Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	AULT PRD
Security Exchange Name	NYSEAMER